Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$139,805,245.25	0.3336641	$118,214,669.15	0.2821352	$21,590,576.10
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$345,135,245.25	0.2687279	$323,544,669.15	0.2519171	$21,590,576.10

Weighted Avg. Coupon (WAC)	3.42%		3.43%
Weighted Avg. Remaining Maturity (WARM)	30.40		29.49
Pool Receivables Balance	$375,732,204.30		$353,395,006.18
Remaining Number of Receivables	39,828		38,172

Adjusted Pool Balance	$364,545,690.05		$342,955,113.95

III. COLLECTIONS

Principal:
Principal Collections	$21,878,463.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$460,284.37
Total Principal Collections	$22,338,747.70

Interest:
Interest Collections	$1,049,282.46
Late Fees & Other Charges	$46,045.74
Interest on Repurchase Principal	$-
Total Interest Collections	$1,095,328.20

Collection Account Interest	$5,865.20
Reserve Account Interest	$1,042.47
Servicer Advances	$-

Total Collections	$23,440,983.57

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$23,440,983.57
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$23,440,983.57
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$313,110.17	$-	$313,110.17	$313,110.17
Collection Account Interest					$5,865.20
Late Fees & Other Charges					$46,045.74
Total due to Servicer					$365,021.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$117,669.41		$117,669.41
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$270,899.83		$270,899.83	$270,899.83

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$22,618,785.55

9. Regular Principal Distribution Amount:					$21,590,576.10

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$21,590,576.10
Class A-4 Notes				$-
Class A Notes Total:		$21,590,576.10		$21,590,576.10
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$21,590,576.10		$21,590,576.10

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,028,209.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,186,514.25
Beginning Period Amount	$11,186,514.25
Current Period Amortization	$746,622.02
Ending Period Required Amount	$10,439,892.23
Ending Period Amount	$10,439,892.23
Next Distribution Date Required Amount	$9,723,185.11

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.32%	5.66%	5.66%

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.71%	37,681	98.15%	$346,864,935.30
30 - 60 Days	1.06%	404	1.49%	$5,273,242.25
61 - 90 Days	0.20%	77	0.31%	$1,098,735.51
91-120 Days	0.03%	10	0.04%	$158,093.12
121 + Days	0.00%	0	0.00%	$-
Total		38,172		$353,395,006.18

Delinquent Receivables 30+ Days Past Due
Current Period	1.29%	491	1.85%	$6,530,070.88
1st Preceding Collection Period	1.23%	491	1.84%	$6,929,023.55
2nd Preceding Collection Period	1.67%	680	2.40%	$9,496,549.18
3rd Preceding Collection Period	1.78%	744	2.55%	$10,693,842.24
Four-Month Average	1.49%		2.16%

Repossession in Current Period		32		$459,210.49
Repossession Inventory		69		$340,798.47

Current Charge-Offs
Gross Principal of Charge-Offs				$458,734.79
Recoveries				$(460,284.37)
Net Loss				$(1,549.58)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.00%

Average Pool Balance for Current Period				$364,563,605.24

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.01%
1st Preceding Collection Period				0.09%
2nd Preceding Collection Period				0.78%
3rd Preceding Collection Period				1.28%
Four-Month Average				0.53%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	41	1,781	$28,654,163.34
Recoveries	50	1,583	$(16,636,995.72)
Net Loss			$12,017,167.62
Cumulative Net Loss as a % of Initial Pool Balance			0.90%

Net Loss for Receivables that have experienced a Net Loss *	27	1,537	$12,071,737.71
Average Net Loss for Receivables that have experienced a Net Loss			$7,854.09

Principal Balance of Extensions			$1,292,056.34
Number of Extensions			93

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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